Document and Entity Information	Sep. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2020
Amendment Flag	false
Entity Registrant Name	Summit Therapeutics Inc.
Entity Central Index Key	0001599298
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2